Schedule of Investments (unaudited)
October 31, 2024
iShares® Breakthrough Environmental Solutions ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Consumer Discretionary — 23.8%
BorgWarner Inc.	6,094	$204,941
Li Auto Inc., Class A(a)	9,300	116,948
Lucid Group Inc., Class A(a)(b)	17,274	38,176
Merida Industry Co. Ltd.	10,000	54,468
NIO Inc., Class A(a)	16,100	82,809
Tesla Inc.(a)	549	137,168
XPeng Inc., Class A(a)	20,400	115,266
Yadea Group Holdings Ltd.(c)	20,000	34,545
		784,321
Industrials — 36.4%
Advanced Energy Solution Holding Co. Ltd.	1,000	15,899
Doosan Fuel Cell Co. Ltd.(a)	1,808	22,656
Ecopro HN Co. Ltd.	358	12,021
Goldwind Science & Technology Co. Ltd., Class A	4,300	6,575
Kempower OYJ(a)(b)	906	9,845
Kurita Water Industries Ltd.	4,500	168,771
Ming Yang Smart Energy Group Ltd., Class A	3,600	6,084
NGK Insulators Ltd.	5,600	68,987
Nordex SE(a)	2,300	32,776
Siemens Energy AG(a)	3,257	133,775
Tatung Co. Ltd.(a)	73,000	99,634
Vestas Wind Systems A/S(a)	3,960	75,467
Voltronic Power Technology Corp.	3,000	197,293
Wartsila OYJ Abp	4,452	85,267
Xylem Inc./New York	699	85,124
Yaskawa Electric Corp.	6,400	183,421
		1,203,595
Information Technology — 31.6%
Daqo New Energy Corp., ADR(a)	1,967	44,415
Duk San Neolux Co. Ltd.(a)	511	10,077
Enphase Energy Inc.(a)	1,198	99,482
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	37,600	13,325
First Solar Inc.(a)	554	107,742
GCL Technology Holdings Ltd.(a)	567,000	125,198
Hangzhou First Applied Material Co. Ltd., Class A	8,368	21,948
JA Solar Technology Co. Ltd., Class A	6,080	16,530
Jinko Solar Co. Ltd., Class A	21,124	28,130
LONGi Green Energy Technology Co. Ltd., Class A	23,500	65,213
Samsung SDI Co. Ltd.	704	165,063
Shanghai Aiko Solar Energy Co. Ltd., Class A(a)	4,000	7,198
SMA Solar Technology AG	452	7,909
SolarEdge Technologies Inc.(a)	1,831	31,237
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	12,400	22,090
TSEC Corp.	15,465	10,289
Security	Shares	Value
Information Technology (continued)
Universal Display Corp.	952	$171,665
WONIK IPS Co. Ltd.(a)	1,387	27,502
Xinyi Solar Holdings Ltd.	136,000	69,750
		1,044,763
Materials — 7.7%
Johnson Matthey PLC	7,673	147,649
Umicore SA	8,754	105,393
		253,042
Total Common Stocks — 99.5% (Cost: $3,756,956)		3,285,721
Rights
Industrials — 0.0%
Ecopro HN Co. Ltd. (Expires 12/12/24, Strike Price KRW 41,800)(a)	152	556
Total Rights — 0.0% (Cost: $—)		556
Total Long Investment (Cost: $3,756,956)		3,286,277
Total Long-Term Investments — 99.5% (Cost: $3,756,956)		3,286,277
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	8,426	8,431
Total Short-Term Securities — 0.3% (Cost: $8,431)		8,431
Total Investments — 99.8% (Cost: $3,765,387)		3,294,708
Other Assets Less Liabilities — 0.2%		7,878
Net Assets — 100.0%		$3,302,586

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Breakthrough Environmental Solutions ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$8,405 (a)	$—	$26	$—	$8,431	8,426	$1,116 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	5	—
				$26	$—	$8,431		$1,121	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	12/20/24	$11	$1
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$929,794	$2,355,927	$—	$3,285,721
Rights	—	556	—	556
Short-Term Securities
Money Market Funds	8,431	—	—	8,431
	$938,225	$2,356,483	$—	$3,294,708

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Breakthrough Environmental Solutions ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1	$—	$—	$1

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
KRW	South Korean Won

Portfolio Abbreviation
ADR	American Depositary Receipt